DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 31, 2016 shares
DOCUMENT AND ENTITY INFORMATION [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2016
Entity Registrant Name	Foamix Pharmaceuticals Ltd.
Entity Central Index Key	0001606645
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	37,167,791
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes